Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Cash flows from operating activities
Profit for the year	₩ 3,061,946	[1],[2]	$ 2,751,445	[1],[2]	₩ 3,343,461	₩ 2,190,180
Adjustment for non-cash items
Net gain on financial assets/liabilities at fair value through profit or loss	(104,755)	[1]	(94,132)	[1]	0	0
Net loss (gain) on financial assets/liabilities at fair value through profit or loss (under IAS 39)	0	[1]	0	[1]	(106,868)	401,556
Net loss(gain) on derivative financial instruments for hedging purposes	186,029	[1]	167,164	[1]	(135,363)	69,573
Adjustment of fair value of derivative financial instruments	410	[1]	368	[1]	(1,000)	338
Provision for credit losses	673,694	[1],[2]	605,377	[1],[2]	548,244	539,283
Net loss(gain) on financial investments	(99,253)	[1]	(89,188)	[1]	110,156	(139,800)
Share of profit of associates and joint ventures	(24,260)	[1],[2]	(21,800)	[1],[2]	(84,274)	(280,838)
Depreciation and amortization expense	409,481	[1]	367,957	[1]	371,150	289,438
Depreciation and amortization expense on VOBA	214,153	[1]	192,437	[1]	179,193	0
Other net losses (gains) on property and equipment/intangible assets	(138,553)	[1]	(124,503)	[1]	30,893	5,259
Share-based payments	10,930	[1]	9,822	[1]	73,370	38,190
Policy reserve appropriation	1,608,175	[1]	1,445,096	[1]	1,644,389	366,145
Post-employment benefits	220,215	[1]	197,884	[1]	233,501	197,696
Net interest expense	277,152	[1]	249,047	[1]	363,803	421,679
Loss (gain) on foreign currency translation	(142,586)	[1]	(128,127)	[1]	(70,399)	15,931
Gains on bargain purchase	0	[1]	0	[1]	(122,986)	(628,614)
Net other expense	207,025	[1]	186,032	[1]	204,122	65,412
Adjustment for non-cash items (Sub-total)	3,297,857	[1]	2,963,434	[1]	3,237,931	1,361,248
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	(8,446,927)	[1]	(7,590,355)	[1]	0	0
Financial asset at fair value through profit or loss (under IAS 39)	0	[1]	0	[1]	(3,946,805)	(1,463,824)
Derivative financial instruments	151,297	[1]	135,955	[1]	(295,795)	147,137
Loans at fair value through other comprehensive income	(40,413)	[1]	(36,315)	[1]	0	0
Loans at amortized cost	(31,334,606)	[1]	(28,157,080)	[1]	(22,465,758)	(16,423,939)
Current income tax assets	(3,668)	[1]	(3,296)	[1]	59,334	(8,868)
Deferred income tax assets	(557)	[1]	(501)	[1]	3,186	(87,701)
Other assets	(2,292,160)	[1]	(2,059,721)	[1]	(3,938,297)	1,393,689
Financial liabilities at fair value through profit or loss	3,690,005	[1]	3,315,815	[1]	0	0
Financial liabilities at fair value through profit or loss (under IAS 39)	0	[1]	0	[1]	66,222	356,880
Deposits	20,679,844	[1]	18,582,779	[1]	18,858,210	12,042,422
Current income tax liabilities	264,765	[1]	237,916	[1]	0	0
Deferred income tax liabilities	115,208	[1]	103,525	[1]	108,355	(150,333)
Other liabilities	1,899,791	[1]	1,707,140	[1]	133,931	1,768,096
Changes in operating assets and liabilities (Sub-total)	(15,317,421)	[1]	(13,764,138)	[1]	(11,417,417)	(2,426,441)
Net cash inflow (outflow) from operating activities	(8,957,618)	[1]	(8,049,259)	[1]	(4,836,025)	1,124,987
Cash flows from investing activities
Net cash flows from derivative financial instruments for hedging purposes	42,305	[1]	38,015	[1]	0	0
Disposal of financial asset at fair value through profit or loss	9,582,940	[1]	8,611,170	[1]	0	0
Acquisition of financial asset at fair value through profit or loss	(8,707,420)	[1]	(7,824,433)	[1]	0	0
Disposal of financial investments	60,773,660	[1]	54,610,828	[1]	38,050,549	28,066,113
Acquisition of financial investments	(64,729,380)	[1]	(58,165,413)	[1]	(46,538,295)	(30,737,148)
Disposal of investments in associates and joint ventures	34,717	[1]	31,196	[1]	141,052	106,658
Acquisition of investments in associates and joint ventures	(187,077)	[1]	(168,106)	[1]	(53,375)	(1,558,731)
Disposal of property and equipment	2,272	[1]	2,042	[1]	31,167	809
Acquisition of property and equipment	(452,270)	[1]	(406,407)	[1]	(298,368)	(397,157)
Disposal of investment property	140,969	[1]	126,674	[1]	1,593	0
Acquisition of investment property	(1,288,125)	[1]	(1,157,501)	[1]	(262)	(1,254)
Disposal of intangible assets	10,706	[1]	9,620	[1]	7,603	8,330
Acquisition of intangible assets	(126,163)	[1]	(113,369)	[1]	(111,894)	(111,603)
Net cash flows from the change in subsidiaries	188,140	[1]	169,061	[1]	(405,817)	95,304
Others	234,440	[1]	210,666	[1]	446,628	90,141
Net cash outflow from investing activities	(4,480,286)	[1]	(4,025,957)	[1]	(8,729,419)	(4,438,538)
Cash flows from financing activities
Net cash flows from derivative financial instruments for hedging purposes	15,044	[1]	13,518	[1]	63,827	11,035
Net increase in debts	4,216,014	[1]	3,788,484	[1]	4,272,011	1,849,513
Increase in debentures	143,603,589	[1]	129,041,280	[1]	139,700,967	99,305,813
Decrease in debentures	(135,180,630)	[1]	(121,472,463)	[1]	(129,235,557)	(98,484,764)
Increase in other payables from trust accounts	267,077	[1]	239,994	[1]	587,523	1,639,104
Dividends paid to shareholders of the parent company	(766,728)	[1]	(688,977)	[1]	(497,969)	(378,625)
Disposal of treasury shares	0	[1]	0	[1]	3,515	0
Acquisition of treasury shares	(224,700)	[1]	(201,914)	[1]	(185,532)	(716,808)
Dividends paid to non-controlling interests	0	[1]	0	[1]	(5,156)	(5,156)
Increase in non-controlling interests	0	[1]	0	[1]	(163,658)	0
Others	(185,894)	[1]	(167,042)	[1]	148,775	(38,786)
Net cash inflow from financing activities	11,743,772	[1]	10,552,880	[1]	14,688,746	3,181,326
Effect of exchange rate changes on cash and cash equivalents	(67,950)	[1]	(61,059)	[1]	(133,240)	89,142
Net increase (decrease) in cash and cash equivalents	(1,762,082)	[1]	(1,583,395)	[1]	990,062	(43,083)
Cash and cash equivalents at the beginning of the year	8,404,898		7,552,588		7,414,836	7,457,919
Cash and cash equivalents at the end of the year	₩ 6,642,816		$ 5,969,193		₩ 8,404,898	₩ 7,414,836

[1]	The consolidated statement of cash flows for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.